Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,985,000
Previously Paid Amount	0.00
Total Fee Amount	550.33
Total Offset Amount	0.00
Net Fee	550.33
Narrative - Max Aggregate Offering Price	$ 3,985,000
Final Prospectus	true